Patents (Inventergy Inc [Member])	12 Months Ended
Dec. 31, 2013
Inventergy Inc [Member]
Patents
3.	Patents

Patent intangible assets consist of the following at December 31, 2013:

	Weighted	Gross
	Average	Carrying	Accumulated	Net Carrying
	Useful Life	Amount	Amortization	Amount
Amortizable intangible assets:
Patents	8.6	$9,455,585	$(293,176)	$9,162,409
Total intangible assets		$9,455,585	$(293,176)	$9,162,409

The Company expects amortization expense to be approximately $1,171,000 per year for each of the next nine fiscal years and a pro rata portion in the tenth year. The Company’s future cash flows are not materially impacted by its ability to extend or renew its amortizable intangible assets.